Cash Flows - Change in Non-cash Working Capital (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of cash flow statement [Abstract]
Accounts receivable	$ 724	$ (176)
Inventories	377	(502)
Prepaid expenses	(14)	(30)
Accounts payable and accrued liabilities	(1,152)	604
Change in non-cash working capital	(65)	(104)
Change in non-cash working capital, operating activities	347	(280)
Change in non-cash working capital, financing activities	11	3
Change in non-cash working capital, investing activities	$ (423)	$ 173